Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 866	$ 859	$ 805	$ 694	$ 732	$ 718	$ 716	$ 485	$ 3,224	$ 2,651
Dividends on non-vested restricted stock									(67)	(55)
Net income allocated to stockholders									$ 3,157	$ 2,596
Basic earnings per share
Income available to common stockholders									4,856,735	4,846,219
Basic earnings per common share	$ 0.18	$ 0.17	$ 0.16	$ 0.14	$ 0.16	$ 0.14	$ 0.14	$ 0.10	$ 0.65	$ 0.54
Effect of dilutive securities
Restricted stock awards									76,421	78,026
Diluted earnings per share
Income available to common stockholders and assumed conversions, Net Income									$ 3,157	$ 2,596
Income available to common stockholders and assumed conversions, Weighted Average Shares									4,933,156	4,924,245
Income available to common stockholders and assumed conversions, Per Share Amount	$ 0.17	$ 0.17	$ 0.16	$ 0.14	$ 0.15	$ 0.14	$ 0.14	$ 0.10	$ 0.64	$ 0.53